STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK-BASED COMPENSATION EXPENSE RECOGNIZED FOR STOCK OPTION AWARDS

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statements of operations:

	Three Months Ended March 31,
	2025	2024

Research and development	$21,250	$21,882
General and administrative	305,366	260,731
Total stock-based compensation expense	$326,616	$282,613

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statements of operations:

	2024	2023

Research and development	$99,174	$37,131
Selling, general and administrative	890,507	711,692
Total stock-based compensation expense	$989,681	$748,823

SUMMARY OF OPTION ACTIVITY

The following table summarizes stock option activity under the 2014 Plan and 2024 Plan:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2024	304,125	$6.95	4.45	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at March 31, 2025	304,125	$6.95	4.20	—

Vested and exercisable at March 31, 2025	304,125	$6.95	4.20	—

The following table summarizes stock option activity under the 2014 and 2024 Plans:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	683,695	$3.99	2.9	$158,332
Granted	—	—	—	—
Exercised	(208,031)	1.16	—	—
Forfeited	(171,539)	2.16	—	—
Outstanding at December 31, 2024	304,125	$6.95	4.20	$—

Vested and exercisable at December 31, 2024	304,125	$6.95	4.20	$—

SUMMARY OF RESTRICTED STOCK AWARD

The following table summarizes restricted stock award activity under the 2014 Plan and 2024 Plan:

	Number of			As of March 31, 2025
	restricted stock awards (RSA)	Weighted- average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2024	1,326,861	$1.99	$2,636,259	1,072,838	254,023
Granted	253,398	0.84	212,875	66,658	186,740
Forfeited	(10,289)	0.81	(8,334)	—	(10,289)
Balance at March 31, 2025	1,569,970	$2.24	$2,840,800	1,139,496	430,474

The following table summarizes restricted stock award activity under the 2014 and 2024 Plan:

				As of December 31, 2024
	Number of restricted stock awards (RSA)	Weighted- average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2023	540,969	$2.24	$1,209,400	462,298	78,671
Granted	865,423	1.81	1,570,834	517,941	347,482
Forfeited	(77,096)	1.80	(139,173)	—	(77,096)
Balance at December 31, 2024	1,329,296	$2.24	$2,641,061	980,239	349,057